VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES

NOTE 17. VARIABLE INTEREST ENTITIES
On November 26, 2025, the Company entered into a support service agreement with Strategic Capital and Management Services, LLC a third-party holder of a dispensing license in Illinois. On February 25, 2025, the Company entered into a management service agreement (“MSA”) with KSKYAPP, LLC, holder of a Kentucky cultivation license. Similarly, on March 3, 2025, the Company entered into a MSA with BSRKYAPP, LLC, holder of a Kentucky dispensing license. On June 7, 2025, the Company entered into another MSA with RSKYAPP, LLC, holder of a Kentucky processing license. As of December 31, 2025, the Company has not recorded any significant costs or capitalized assets related to the agreement with RSKYAPP, LLC. Additionally, Cresco Labs Michigan, LLC was determined to be a VIE, as the Company possesses the power to direct activities through written agreements and is subject to the risks and rewards associated with its involvement.

The following table presents the summarized financial information about the Company’s consolidated VIEs, which are included in the Consolidated Balance Sheets as of December 31, 2025 and December 31, 2024.

	Years Ended December 31,
($ in thousands)	2025	2024
Current assets	20,468	$15,056
Non-current assets	119,100	82,910
Current liabilities	(4,184)	(1,741)
Non-current liabilities	(173,430)	(132,230)
Non-controlling interests	1,759	981
Deficit attributable to Cresco Labs Inc.	36,287	35,024
The following table presents the summarized financial information about the Company’s consolidated VIEs, which are included in the Consolidated Statements of Operations for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Revenue	22,726	23,275
Net loss attributable to non-controlling interests	(778)	(899)
Net loss attributable to Cresco Labs Inc.	(1,401)	(5,327)
Net loss	(2,178)	(6,226)